Transactions with related parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Assets:
Due from related party, current	$ 384	$ 460
Due from related party, non current	1,350	1,350
Liabilities:
Due to related party, current	328	230
Due to related party, non-current	0	35,000
Working capital advances granted to the Manager (a)
Assets:
Due from related party, current	384	460
Security deposits to Manager (a)
Assets:
Due from related party, non current	1,350	1,350
Executive service charges due to Manager (d)
Liabilities:
Due to related party, current	152	0
Administrative service charges due to Manager (e)
Liabilities:
Due to related party, current	30	30
Other Partnership expenses due to Manager
Liabilities:
Due to related party, current	146	200
Credit financing balance due to Sponsor (c)
Liabilities:
Due to related party, non-current	0	35,000
Dynagas Ltd.
Liabilities:
Due to related party, current	328	230
Dynagas Holding Ltd
Liabilities:
Due to related party, non-current	$ 0	$ 35,000